INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS
7.	INVESTMENTS

The investments balance consists of:

	At December 31	At December 31
(in thousands)	2021	2020

Investments:
Equity instruments
Shares	$14,349	$16,657
Warrants	229	293
Uranium	133,114	-
	$147,692	$16,950

Investments-by balance sheet presentation:
Current	$14,437	$16,657
Long-term	133,255	293
	$147,692	$16,950
The investments continuity summary is as follows:

(in thousands)	Equity Instruments	Physical Uranium	Total

Balance-January 1, 2020	$12,104	$-	$12,104
Proceeds from property disposal	270	-	270
Purchase of investments	7	-	7
Sale of investments	(477)	-	(477)
Fair value gain to profit and loss (note 21)	5,046	-	5,046
Balance-December 31, 2020	$16,950	$-	$16,950
Purchase of investments	-	91,674	91,674
Sale of investments	(12,826)	-	(12,826)
Fair value gain to profit and loss (note 21)	10,454	41,440	51,894
Balance-December 31, 2021	$14,578	$133,114	$147,692

At December 31, 2021, the Company holds equity instruments consisting of shares and warrants in publicly traded companies and no debt instruments. Non-current equity instruments consist of warrants in publicly traded companies exercisable for a period more than one year after the balance sheet date.

Investment in uranium

During the year ended December 31, 2021, the Company acquired a total of 2,500,000 pounds of physical uranium as U3O8 at a cost of $91,674,000 (USD$74,140,000), including purchase commissions. The uranium is being held as a long-term investment.

Sale of investment and issuance of warrants on investment

During the year ended December 31, 2021, the Company sold by private agreement (1) 32,500,000 common shares of GoviEx Uranium Inc. (“GoviEx”) and (2) 32,500,000 common share purchase warrants, entitle the holder to acquire one additional common share of GoviEx owned by Denison (“GoviEx Warrants”) for combined gross proceeds of $15,600,000. The proceeds from this transaction were allocated between the GoviEx common shares sold and the GoviEx Warrants issued on a relative fair value basis, resulting in net proceeds from the disposal of GoviEx common shares of $12,826,000 and proceeds from the issuance of the GoviEx Warrants of $2,774,000. The GoviEx shares sold had an initial cost of $2,698,000.

The GoviEx Warrants entitle the holder to acquire one additional common share of GoviEx owned by the Company at an exercise price $0.80, for 18 months after issuance (April 2024).

The fair value of the GoviEx Warrants on the date of issuance was determined using the following assumptions in the Black-Scholes option pricing model – expected volatility 76%, risk-free interest rate of 0.69%, dividend yield  of 0% and an expected term of 18 months.

At December 31, 2021, the fair value of the GoviEx common share purchase warrants was estimated to be $1,625,000 ($0.05 per warrant) and incorporating the following assumptions in the Black-Scholes option pricing model - expected volatility of 82%, risk free interest rate of 0.91%, dividend yield of 0% and an expected term of 16 months.

The Company continues to hold 32,644,000 common shares of GoviEx. If the GoviEx warrants are exercised in full, Denison will transfer a further 32,500,000 GoviEx common shares to the warrant holders.

	Number of	Warrant
(in thousands except warrant amounts)	Warrants	Liability

Balance-December 31, 2020	-	$-
Warrants on investment	32,500,000	2,774
Change in fair value (note 21)	-	(1,149)
Balance-December 31, 2021	32,500,000	$1,625